Operating Loss	12 Months Ended
Dec. 31, 2022
Operating Loss [Abstract]
OPERATING LOSS

5. OPERATING LOSS

The Group’s operating losses are stated after charging/(crediting) the following:

	Year Ended December 31,
	2022 $’000	2021 $’000	2020 $’000
License fee	-	(1,047)	706
Realization bonus	-	855	13,503
Foreign exchange gain related to the realization bonus	-	-	(289)
Depreciation of Property, plant and equipment	1	8	5
Depreciation (Right-of-use asset)	50	133	86
Foreign exchange (gains)/losses	(3,183)	(1,899)	239

License fees relating to 2020 were waived in 2021 as a result of negotiations by the Group.

A realization bonus of $13.5 million became payable during the year ended December 31, 2020 to the chairman of the board upon the Company raising funds in excess of $28m (£20m), which it successfully raised in August 2020. As the bonus was not settled until November 2021, interest of $0.9m was accrued on the amount due in the year to December 31, 2021. No realization bonus is accounted for in year ended December 31, 2022.